CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 845	$ 400	$ 1,327	$ 400
Cost of revenue	492	257	719	257
Gross profit	353	143	608	143
Operating expenses:
Research and development	4,134	2,462	8,132	4,207
General and administrative	10,071	6,595	18,203	10,711
Performance of contract liability to affiliate	(70)	(301)	(131)	(759)
Total operating expenses	14,135	8,756	26,204	14,159
Loss from operations	(13,782)	(8,613)	(25,596)	(14,016)
Equity in net earnings (losses) of affiliate	37	(105)	37	(221)
Foreign currency /gain (loss)	(163)	(5,541)	2,140	(7,688)
Fair value adjustment to VericiDx investment	(1,414)	(5,018)	(2,021)	(5,018)
Other income, net	0	115	12	167
Net loss	(15,322)	(9,126)	(25,428)	(16,740)
Net loss attributable to noncontrolling interest	0	218	0	611
Net loss attributable to ordinary shareholders	(15,322)	(8,908)	(25,428)	(16,129)
Other comprehensive income (loss):
Foreign exchange translation adjustment	97	6,086	(2,488)	8,341
Comprehensive loss	(15,225)	(3,040)	(27,916)	(8,399)
Comprehensive loss attributable to noncontrolling interest	0	(5)	0	(72)
Comprehensive loss attributable to Renalytix	$ (15,225)	$ (3,035)	$ (27,916)	$ (8,327)
Net loss per ordinary share—basic and diluted	$ (0.21)	$ (0.12)	$ (0.35)	$ (0.23)
Weighted average ordinary shares—basic and diluted	72,285,941	72,029,634	72,258,372	70,932,808